INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 15,227	$ 21,452
Work in process	145
Finished goods	19,630	26,832
Total inventories	$ 35,002	$ 48,284